Activities of Orange Bank - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Orange Bank, operating segment [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Received from banks	€ 681	€ 577	€ 533
Received from customers	153	201	211
Total	€ 834	€ 778	€ 744